UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 S. 147th St.; Omaha, NE 68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

         Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

4/30

Date of reporting period:   7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Long-Short Fund
PORTFOLIO OF INVESTMENTS
July 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 66.0%
	COMPUTERS - 3.0%
51,762	OCZ Technology Group Inc.*	$ 388,733

	INTERNET - 21.9%
2,460	Amazon.com, Inc. *	547,399
6,210	Equinix, Inc. *	648,759
10,000	Expedia, Inc.	316,900
42,450	Liberty Media Holding Corp. - Interactive *	696,605
2,000	Netflix, Inc. *	531,980
3,900	Yandex NV *	136,383
		2,878,026
	MEDIA - 30.0%
10,490	Cablevision System Corp.	255,536
34,400	CBS, Corp.	941,528
28,212	Comcast Corp.	677,652
19,445	Liberty Global, Inc. *	812,801
7,620	Liberty Media Holding Corp. - Capital *	608,152
13,430	Viacom, Inc	650,281
		3,945,950
	SOFTWARE - 5.6%
55,000	Take-Two Interactive Software *	741,950

	TELECOMMUNICATIONS - 5.5%
7,498	Crown Castle International Corp. *	325,413
14,300	Vodafone Group PLC	401,830
		727,243

	TOTAL COMMON STOCK (Cost - $8,397,527)	8,681,902

	SHORT-TERM INVESTMENTS - 47.6%
	MONEY MARKET FUND - 36.2%
1,569,356	AIM STIT - Liquid Assets Portfolio, 0.08% **	1,569,356
1,616,913	Dreyfus Cash Management Plus, Inc., 0.08% **	1,616,913
1,569,356	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.42% **	1,569,356
		4,755,625
	US TREASURY OBLIGATIONS - 11.4%
1,500,000	United States Treasury Bill, 0.26%, due 11/17/2011 *	1,498,811

	TOTAL SHORT-TERM INVESTMENTS (Cost - $6,254,436)	6,254,436

	TOTAL INVESTMENTS - 113.6% (Cost - $14,651,963)(a)	$ 14,936,338
	OTHER LIABILITIES LESS ASSETS - (13.6)%	(1,791,894)
	NET ASSETS - 100.0%	$ 13,144,444

	SECURITIES SOLD SHORT - (30.0)%
25,160	Activision Blizzard, Inc.	297,894
3,360	American Tower Corp. *	176,501
11,740	AT&T, Inc.	343,512
7,300	Brinker International, Inc.	175,346
13,350	Cinemark Holdings, Inc.	260,192
2,880	Darden Restaurants, Inc.	146,304
3,000	5/6 DIRECTV *	152,040
3,000	GameStop Corp. - Cl. A *	70,740
3,932	Garmin Ltd.	128,301
9,000	Lexmark International, Inc. *	302,130
5,450	Marriot International, Inc.	177,125
11,000	Microsoft Corp.	301,400
5,978	Scripps Networks Interactive, Inc.	277,021
50,600	Sirius XM Radio, Inc. *	106,766
4,490	Starwood Hotels/Resorts Worldwide, Inc.	246,770
10,450	Time Warner, Inc.	370,586
7,550	Verizon Communications, Inc.	266,440
4,950	Walt Disney Co. (The)	191,169
	TOTAL SECURITIES SOLD SHORT (Proceeds - $3,987,195)	$ 3,990,237

* Non-Income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on July 31, 2011

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes (including securities sold short) is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 556,517
	Unrealized depreciation:	-275,184
	Net unrealized appreciation:	$ 281,333

The Long-Short Fund
PORTFOLIO OF INVESTMENTS
July 31, 2011 (Unaudited)

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of July 31, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 8,681,902		$ -	$ 8,681,902
Short-Term Investments	6,254,436		-	6,254,436
Total	$ 14,936,338	$ -	$ -	$ 14,936,338
Liabilities
Securities Sold Short	$ 3,990,236		$ -	$ 3,990,236
Total	$ 3,990,236	$ -	$ -	$ 3,990,236

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/29/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/29/11